CONTRACTS IN PROGRESS (Tables)	6 Months Ended
Jun. 30, 2023
Construction Contracts [Abstract]
Disclosure of contracts in progress

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Contract costs incurred to date	$21,251	$21,066
Profit recognized to date (less recognized losses)	2,125	2,055
	$23,376	$23,121
Less: progress billings	(24,190)	(23,876)
Contract work in progress (liability)	$(814)	$(755)
Comprising:
Amounts due from customers – work in progress	$548	$469
Amounts due to customers – creditors	(1,362)	(1,224)
Net work in progress	$(814)	$(755)